Convertible Debentures - Summary of Convertible Debentures (Detail) - CAD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures		$ 22,295,710	$ 19,534,988
Current debentures	$ 22,922,383	22,185,170	0
Non-current debentures	111,411	110,540	19,534,988
2019 Convertible debentures liability [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures		22,185,170	$ 19,534,988
2021 Convertible debentures liability [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures		69,034
Non-current debentures	70,542	110,540
2021 Convertible debentures embedded derivative [Member]
Disclosure Of Detailed Information About Notes And Debentures Issued [Line Items]
Convertible Debentures		41,506
Non-current debentures	$ 40,869	$ 41,506